Schedule of Stock Holders (Details) - shares		3 Months Ended				9 Months Ended	12 Months Ended
	Jul. 10, 2023	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for asset purchase	5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares		45,634,154	27,154,675	26,654,675	22,338,888	45,634,154	22,338,888
Public offering					4,315,787
Shares issued for services		450,000	1,175,000	500,000
Stock issued for asset purchase			5,000,000
Stock issued for conversion of warrants		2,774,119
Balance, shares		49,220,273	37,208,759	27,154,675	26,654,675	59,482,554	45,634,154
Common Stock [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, shares		45,634,154			22,338,888	45,634,154	22,338,888
Public offering							4,315,787
Shares issued for stock payable						362,000	300,000
Shares issued for services						2,527,436	1,675,000
Convertible Note Extinguishment						330,957
Shares issued for employee bonus						500,000
Shares issued for private placement						7,131,880
Stock issued for asset purchase							5,000,000
Stock issued for conversion of warrants						2,996,127	1,200,000
Stock issued in connection with note conversion							537,634
Stock issued for conversion of warrants related to IPO							10,266,845
Balance, shares						59,482,554	45,634,154